FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Average exchange rate	7.89
Material cost	$ 0
Forward exchange rate	8.80
Assets fair value	$ 3,100
Liabilities fair value	3,100
Level 1 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	5,339	$ 2,953
Level 1 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	5,339	2,953
Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Firm Commitment	3,077	0
Forward Contracts	(3,087)	0
Credit Facility	(47,000)	(137,000)
Level 2 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Firm Commitment	3,077	0
Forward Contracts	(3,087)	0
Credit Facility	$ (47,000)	$ (137,000)